Share reserve - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2023 shares yr $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting description	All employee stock options shall expire on the 10th anniversary of their award date unless otherwise provided in the participant’s option grant agreement.
Number of share options expired	0	0	0
Number of share options outstanding in share-based payment arrangement	3,295,652	3,584,882	4,040,128
Option life, share options granted | yr	10
Omnibus Equity Incentive Plan [Member] | RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $ / shares	$ 5.7	$ 5.88	$ 6.2
Number of other equity instruments granted in share-based payment arrangement	2,145,018	1,400,502	22,889